Debt - Components of total finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt
Debt interest expense	$ 74,116	$ 56,454	$ 37,814	$ 37,528
Debt issuance costs incurred as finance costs	3,273	2,193	1,234	1,219
Total finance costs	$ 77,389	$ 58,647	$ 39,048	$ 38,747